Pay vs Performance Disclosure	12 Months Ended
	Dec. 28, 2024 USD ($) $ / shares	Dec. 30, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Jan. 01, 2022 USD ($) $ / shares	Dec. 26, 2020 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE
The following table presents specified executive compensation and financial performance measures for the Company’s five most recently completed fiscal years.

Year	Summary Compensation Table Total for PEO (1)	Compensation Actually Paid to PEO (2)	Average Summary Compensation Table Total for Non-PEO NEOs (1)	Average Compensation Actually Paid to Non- PEO Named Executive Officers (3)	Value of Initial Fixed $100 Investment Based On:		Net Income (5)	Adjusted Earnings Per Share (6)
					Total Shareholder Return	Peer Group Total Shareholder Return (4)
2024	$6,305,684	$3,800,367	$2,088,026	$1,408,345	$129.13	$213.20	$100.2	$7.97
2023	$6,641,506	$8,714,124	$2,044,741	$2,860,318	$145.06	$159.56	$259.5	$11.75
2022	$6,932,546	$1,230,392	$2,268,933	$327,118	$118.21	$124.87	$373.3	$17.26
2021	$6,170,131	$10,569,353	$2,155,166	$3,602,524	$167.40	$151.36	$283.8	$12.88
2020	$4,065,061	$9,624,985	$1,722,056	$3,711,472	$134.50	$120.75	$130.0	$6.23

(1)
The amount of the PEO and each Non-PEO NEO’s Summary Compensation Table total has been updated to reflect a correction that was made to the supplemental plan company matching contribution for the fiscal year ended December 31, 2022. Each PEO and Non-PEO NEO received the following corrected company matching contribution attributable to the 2022 fiscal year: Mr. Heinzmann, $121,157 (previously reported as $38,882); Ms. Sethna, $42,801 (previously reported as $12,756); Mr. Stafford, $30,446 (previously reported as $14,412); Ms. Chu, $11,150 (previously reported as $2,370); and Mr. Nayar, $18,103 (previously reported as $9,957). These updates have been reflected in the graphs on pages 54-55.

(2)	The table below outlines the amounts included as additions and deductions in the calculation of Compensation Actually Paid (CAP) for our Principal Executive Officer (PEO), David W. Heinzmann.

Year	Reported Summary Compensation Table total for PEO	Reported Value of Equity Awards		Equity Award Adjustments (a)		Compensation Actually Paid to PEO
	($)	($) Stock Awards (b)	($) Option Awards (c)	($) Stock Awards (d)	($) Option Awards (e)	($)
2024	$6,305,684	$2,459,382	$2,419,233	$1,988,796	$384,502	$3,800,367
2023	$6,641,506	$2,291,379	$2,304,434	$3,184,473	$3,483,958	$8,714,124
2022	$6,932,546	$1,960,305	$1,984,294	$361,791	($2,119,346)	$1,230,392
2021	$6,170,131	$1,715,931	$1,396,152	$2,936,037	$4,575,268	$10,569,353
2020	$4,065,061	$1,543,674	$1,340,271	$3,083,060	$5,360,809	$9,624,985

(a)
The methodology for estimating the fair value of restricted stock unit awards is consistent with the methodology as described in Note 12 “Stock-Based Compensation” of the Notes to Consolidated Financial Statements included in our 2021-2024 Annual Reports on Form 10-K. The methodology for estimating the fair value of stock option awards at each applicable measurement date is consistent with the Black Scholes methodology as described in Note 12 “Stock-Based Compensation” of the Notes to Consolidated Financial Statements included in our 2021-2024 Annual Reports on Form 10-K, with the exception of the expected life assumption. The expected life assumption used in estimating the stock option valuations noted above ranges from 0.50 to 4.02 years.

(b)
The reported value of equity awards represents the grant date fair value of restricted stock unit awards as reported in the “Stock Awards” column of the Summary Compensation Table for each applicable year.

(c)	The reported value of option awards represents the grant date fair value of stock option awards as reported in the “Option Awards” column of the Summary Compensation Table for each applicable year.
(d)	The equity award adjustments incorporate the following additions (or subtractions, as applicable):
(i)
the respective year-end estimated fair value of any equity awards granted in the applicable year that are both outstanding and unvested as of each year; 2024: $2,547,919; 2023: $2,564,562; 2022: $1,870,840; 2021: $2,027,364; 2020: $2,996,776

(ii)
the amount of change in estimated fair value as of the end of each applicable year as compared to the prior fiscal year for all awards granted in prior years that remain outstanding and unvested as of each year; 2024: ($274,643); 2023: $382,942; 2022: ($780,780); 2021: $673,996; 2020: $443,446

(iii)
for all awards granted in prior years that vest in the applicable year, the amount equal to the change in fair value as of the vesting date compared to the estimated fair value from the prior fiscal year; 2024: ($284,480); 2023: $236,969; 2022: ($728,269); 2021: $234,677; 2020: ($357,162)

(e)	The option award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following:
(i)
the respective year-end estimated fair value of any equity awards granted in the applicable year that are both outstanding and unvested as of each year; 2024: $2,074,960; 2023: $2,656,968; 2022: $1,816,846; 2021: $1,856,699; 2020: $5,129,591

(ii)
the amount of change in estimated fair value as of the end of each applicable year as compared to the prior fiscal year for all awards granted in prior years that remain outstanding and unvested as of each year; 2024: ($1,065,770); 2023: $396,935; 2022: ($1,904,221); 2021: $2,124,028; 2020: $847,250

(iii)
for all awards granted in prior years that vest in the applicable year, the amount equal to the change in fair value as of the vesting date compared to the estimated fair value from the prior fiscal year; 2024: ($624,688); 2023: $430,055; 2022: ($2,031,971); 2021: $594,541; 2020: ($616,032)

(3)	The table below outlines the amounts included as additions and deductions in the calculation of compensation actually paid (CAP) for Non-PEO NEOs.

Year	Reported Summary Compensation Table Total for Non-PEO	Reported Value of Equity Awards		Equity Award Adjustments (a)		Compensation Actually Paid to Non-PEO NEOs
	($)	($) Stock Awards (b)	($) Option Awards (c)	($) Stock Awards (d)	($) Option Awards (e)	($)
2024 (f)	$2,088,026	$655,283	$644,564	$529,439	$90,727	$1,408,345
2023 (g)	$2,044,741	$590,901	$594,262	$874,386	$1,126,354	$2,860,318
2022 (h)	$2,268,933	$536,076	$542,601	($29,073)	($834,065)	$327,118
2021 (i)	$2,155,166	$649,769	$428,533	$1,067,878	$1,457,782	$3,602,524
2020 (j)	$1,722,056	$564,463	$620,423	$1,119,992	$2,054,310	$3,711,472

(a)
The methodology for estimating the fair value of restricted stock unit awards is consistent with the methodology as described in Note 12 “Stock-Based Compensation” of the Notes to Consolidated Financial Statements included in our 2021-2024 Annual Reports on Form 10-K. The methodology for estimating the fair value of stock option awards at each applicable measurement date is consistent with the Black Scholes methodology as described in Note 12 “Stock-Based Compensation” of the Notes to Consolidated Financial Statements included in our 2021-2024 Annual Reports on Form 10-K, with the exception of the expected life assumption. The expected life assumption used in estimating the stock option valuations noted above ranges from 0.50 to 4.02 years.

(b)
The reported value of equity awards represents the grant date fair value of restricted stock unit awards as reported in the “Stock Awards” column of the Summary Compensation Table for each applicable year.

(c)	The reported value of option awards represents the grant date fair value of stock option awards as reported in the “Option Awards” column of the Summary Compensation Table for each applicable year.
(d)	The equity award adjustments for stock in each applicable year include the addition (or subtraction, as applicable) of the following:
(i)
the respective year-end estimated fair value of any equity awards granted in the applicable year that are both outstanding and unvested as of each year; 2024: $678,873; 2023: $661,349; 2022: $511,609; 2021: $771,458; 2020: $863,429

(ii)
the amount of change in estimated fair value as of the end of each applicable year as compared to the prior fiscal year for all awards granted in prior years that remain outstanding and unvested as of each year; 2024: ($71,744); 2023: $115,945; 2022: ($339,626); 2021: $235,855; 2020: $360,228

(iii)
for all awards granted in prior years that vest in the applicable year, the amount equal to the change in fair value as of the vesting date compared to the estimated fair value from the prior fiscal year; 2024: ($77,690); 2023: $97,092; 2022: ($201,056); 2021: $60,565; 2020: ($103,665)

(e)	The option award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following:
(i)
the respective year-end estimated fair value of any equity awards granted in the applicable year that are outstanding and unvested as of each year; 2024: $552,838; 2023: $685,173; 2022: $496,813; 2021: $572,479; 2020: $1,477,981

(ii)
the amount of change in estimated fair value as of the end of each applicable year as compared to the prior fiscal year for all awards granted in prior years that remain outstanding and unvested as of each year; 2024: ($289,131); 2023: $110,705; 2022: ($795,064); 2021: $731,620; 2020: $760,646

(iii)
for all awards granted in prior years that vest in the applicable year, the amount equal to the change in fair value as of the vesting date compared to the estimated fair value from the prior fiscal year; 2024: ($172,980); 2023: $330,476; 2022: ($535,814); 2021: $153,683; 2020: ($184,317)

(f)	For fiscal year 2024, the following NEOs are included in the calculation: Meenal A. Sethna, Ryan K. Stafford, Chad Marak, and Deepak Nayar
(g)	For fiscal year 2023, the following NEOs are included in the calculation: Meenal A. Sethna, Ryan K. Stafford, Maggie Chu, and Deepak Nayar
(h)	For fiscal year 2022, the following NEOs are included in the calculation: Meenal A. Sethna, Ryan K. Stafford, Maggie Chu, and Deepak Nayar
(i)	For fiscal year 2021, the following NEOs are included in the calculation: Meenal A. Sethna, Ryan K. Stafford, Maggie Chu, and Deepak Nayar
(j)	For fiscal year 2020, the following NEOs are included in the calculation: Meenal A. Sethna, Ryan K. Stafford, Matthew J. Cole, and Deepak Nayar
(4)
For years 2020 – 2024, the Peer Group used for Total Shareholder Return (TSR) is the group of companies consisting of the Dow Jones Electrical Components and Equipment Industry Group Index consistent with the peer group as disclosed in Item 5 in our 2024 Annual Report on Form 10-K.

(5)	Net Income is shown in millions, as reported in our 2024 Annual Report on Form 10-K.
(6)	Company Selected Measure used is Adjusted Earnings Per Share. Adjusted Earnings Per Share (AIP EPS) is calculated as described for “AIP EPS” in footnote 1 on page 32.

Company Selected Measure Name	Adjusted Earnings Per Share
Named Executive Officers, Footnote
(2)	The table below outlines the amounts included as additions and deductions in the calculation of Compensation Actually Paid (CAP) for our Principal Executive Officer (PEO), David W. Heinzmann.
(f)	For fiscal year 2024, the following NEOs are included in the calculation: Meenal A. Sethna, Ryan K. Stafford, Chad Marak, and Deepak Nayar
(g)	For fiscal year 2023, the following NEOs are included in the calculation: Meenal A. Sethna, Ryan K. Stafford, Maggie Chu, and Deepak Nayar
(h)	For fiscal year 2022, the following NEOs are included in the calculation: Meenal A. Sethna, Ryan K. Stafford, Maggie Chu, and Deepak Nayar
(i)	For fiscal year 2021, the following NEOs are included in the calculation: Meenal A. Sethna, Ryan K. Stafford, Maggie Chu, and Deepak Nayar
(j)	For fiscal year 2020, the following NEOs are included in the calculation: Meenal A. Sethna, Ryan K. Stafford, Matthew J. Cole, and Deepak Nayar

Peer Group Issuers, Footnote
(4)
For years 2020 – 2024, the Peer Group used for Total Shareholder Return (TSR) is the group of companies consisting of the Dow Jones Electrical Components and Equipment Industry Group Index consistent with the peer group as disclosed in Item 5 in our 2024 Annual Report on Form 10-K.

PEO Total Compensation Amount	$ 6,305,684	$ 6,641,506	$ 6,932,546	$ 6,170,131	$ 4,065,061
PEO Actually Paid Compensation Amount	$ 3,800,367	8,714,124	1,230,392	10,569,353	9,624,985
Adjustment To PEO Compensation, Footnote
(2)	The table below outlines the amounts included as additions and deductions in the calculation of Compensation Actually Paid (CAP) for our Principal Executive Officer (PEO), David W. Heinzmann.

Year	Reported Summary Compensation Table total for PEO	Reported Value of Equity Awards		Equity Award Adjustments (a)		Compensation Actually Paid to PEO
	($)	($) Stock Awards (b)	($) Option Awards (c)	($) Stock Awards (d)	($) Option Awards (e)	($)
2024	$6,305,684	$2,459,382	$2,419,233	$1,988,796	$384,502	$3,800,367
2023	$6,641,506	$2,291,379	$2,304,434	$3,184,473	$3,483,958	$8,714,124
2022	$6,932,546	$1,960,305	$1,984,294	$361,791	($2,119,346)	$1,230,392
2021	$6,170,131	$1,715,931	$1,396,152	$2,936,037	$4,575,268	$10,569,353
2020	$4,065,061	$1,543,674	$1,340,271	$3,083,060	$5,360,809	$9,624,985

(a)
The methodology for estimating the fair value of restricted stock unit awards is consistent with the methodology as described in Note 12 “Stock-Based Compensation” of the Notes to Consolidated Financial Statements included in our 2021-2024 Annual Reports on Form 10-K. The methodology for estimating the fair value of stock option awards at each applicable measurement date is consistent with the Black Scholes methodology as described in Note 12 “Stock-Based Compensation” of the Notes to Consolidated Financial Statements included in our 2021-2024 Annual Reports on Form 10-K, with the exception of the expected life assumption. The expected life assumption used in estimating the stock option valuations noted above ranges from 0.50 to 4.02 years.

(b)
The reported value of equity awards represents the grant date fair value of restricted stock unit awards as reported in the “Stock Awards” column of the Summary Compensation Table for each applicable year.

(c)	The reported value of option awards represents the grant date fair value of stock option awards as reported in the “Option Awards” column of the Summary Compensation Table for each applicable year.
(d)	The equity award adjustments incorporate the following additions (or subtractions, as applicable):
(i)
the respective year-end estimated fair value of any equity awards granted in the applicable year that are both outstanding and unvested as of each year; 2024: $2,547,919; 2023: $2,564,562; 2022: $1,870,840; 2021: $2,027,364; 2020: $2,996,776

(ii)
the amount of change in estimated fair value as of the end of each applicable year as compared to the prior fiscal year for all awards granted in prior years that remain outstanding and unvested as of each year; 2024: ($274,643); 2023: $382,942; 2022: ($780,780); 2021: $673,996; 2020: $443,446

(iii)
for all awards granted in prior years that vest in the applicable year, the amount equal to the change in fair value as of the vesting date compared to the estimated fair value from the prior fiscal year; 2024: ($284,480); 2023: $236,969; 2022: ($728,269); 2021: $234,677; 2020: ($357,162)

(e)	The option award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following:
(i)
the respective year-end estimated fair value of any equity awards granted in the applicable year that are both outstanding and unvested as of each year; 2024: $2,074,960; 2023: $2,656,968; 2022: $1,816,846; 2021: $1,856,699; 2020: $5,129,591

(ii)
the amount of change in estimated fair value as of the end of each applicable year as compared to the prior fiscal year for all awards granted in prior years that remain outstanding and unvested as of each year; 2024: ($1,065,770); 2023: $396,935; 2022: ($1,904,221); 2021: $2,124,028; 2020: $847,250

(iii)
for all awards granted in prior years that vest in the applicable year, the amount equal to the change in fair value as of the vesting date compared to the estimated fair value from the prior fiscal year; 2024: ($624,688); 2023: $430,055; 2022: ($2,031,971); 2021: $594,541; 2020: ($616,032)

Non-PEO NEO Average Total Compensation Amount	$ 2,088,026	2,044,741	2,268,933	2,155,166	1,722,056
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,408,345	2,860,318	327,118	3,602,524	3,711,472
Adjustment to Non-PEO NEO Compensation Footnote
(3)	The table below outlines the amounts included as additions and deductions in the calculation of compensation actually paid (CAP) for Non-PEO NEOs.

Year	Reported Summary Compensation Table Total for Non-PEO	Reported Value of Equity Awards		Equity Award Adjustments (a)		Compensation Actually Paid to Non-PEO NEOs
	($)	($) Stock Awards (b)	($) Option Awards (c)	($) Stock Awards (d)	($) Option Awards (e)	($)
2024 (f)	$2,088,026	$655,283	$644,564	$529,439	$90,727	$1,408,345
2023 (g)	$2,044,741	$590,901	$594,262	$874,386	$1,126,354	$2,860,318
2022 (h)	$2,268,933	$536,076	$542,601	($29,073)	($834,065)	$327,118
2021 (i)	$2,155,166	$649,769	$428,533	$1,067,878	$1,457,782	$3,602,524
2020 (j)	$1,722,056	$564,463	$620,423	$1,119,992	$2,054,310	$3,711,472

(a)
The methodology for estimating the fair value of restricted stock unit awards is consistent with the methodology as described in Note 12 “Stock-Based Compensation” of the Notes to Consolidated Financial Statements included in our 2021-2024 Annual Reports on Form 10-K. The methodology for estimating the fair value of stock option awards at each applicable measurement date is consistent with the Black Scholes methodology as described in Note 12 “Stock-Based Compensation” of the Notes to Consolidated Financial Statements included in our 2021-2024 Annual Reports on Form 10-K, with the exception of the expected life assumption. The expected life assumption used in estimating the stock option valuations noted above ranges from 0.50 to 4.02 years.

(b)
The reported value of equity awards represents the grant date fair value of restricted stock unit awards as reported in the “Stock Awards” column of the Summary Compensation Table for each applicable year.

(c)	The reported value of option awards represents the grant date fair value of stock option awards as reported in the “Option Awards” column of the Summary Compensation Table for each applicable year.
(d)	The equity award adjustments for stock in each applicable year include the addition (or subtraction, as applicable) of the following:
(i)
the respective year-end estimated fair value of any equity awards granted in the applicable year that are both outstanding and unvested as of each year; 2024: $678,873; 2023: $661,349; 2022: $511,609; 2021: $771,458; 2020: $863,429

(ii)
the amount of change in estimated fair value as of the end of each applicable year as compared to the prior fiscal year for all awards granted in prior years that remain outstanding and unvested as of each year; 2024: ($71,744); 2023: $115,945; 2022: ($339,626); 2021: $235,855; 2020: $360,228

(iii)
for all awards granted in prior years that vest in the applicable year, the amount equal to the change in fair value as of the vesting date compared to the estimated fair value from the prior fiscal year; 2024: ($77,690); 2023: $97,092; 2022: ($201,056); 2021: $60,565; 2020: ($103,665)

(e)	The option award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following:
(i)
the respective year-end estimated fair value of any equity awards granted in the applicable year that are outstanding and unvested as of each year; 2024: $552,838; 2023: $685,173; 2022: $496,813; 2021: $572,479; 2020: $1,477,981

(ii)
the amount of change in estimated fair value as of the end of each applicable year as compared to the prior fiscal year for all awards granted in prior years that remain outstanding and unvested as of each year; 2024: ($289,131); 2023: $110,705; 2022: ($795,064); 2021: $731,620; 2020: $760,646

(iii)
for all awards granted in prior years that vest in the applicable year, the amount equal to the change in fair value as of the vesting date compared to the estimated fair value from the prior fiscal year; 2024: ($172,980); 2023: $330,476; 2022: ($535,814); 2021: $153,683; 2020: ($184,317)

(f)	For fiscal year 2024, the following NEOs are included in the calculation: Meenal A. Sethna, Ryan K. Stafford, Chad Marak, and Deepak Nayar
(g)	For fiscal year 2023, the following NEOs are included in the calculation: Meenal A. Sethna, Ryan K. Stafford, Maggie Chu, and Deepak Nayar
(h)	For fiscal year 2022, the following NEOs are included in the calculation: Meenal A. Sethna, Ryan K. Stafford, Maggie Chu, and Deepak Nayar
(i)	For fiscal year 2021, the following NEOs are included in the calculation: Meenal A. Sethna, Ryan K. Stafford, Maggie Chu, and Deepak Nayar
(j)	For fiscal year 2020, the following NEOs are included in the calculation: Meenal A. Sethna, Ryan K. Stafford, Matthew J. Cole, and Deepak Nayar

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
The most important Financial Performance measures used by the Company to link Compensation Actually Paid to Company Performance for the most recently completed fiscal year for PEO and Non-PEO NEOs are as follows:
(i)	Adjusted Earnings Per Share
(ii)	Corporate Sales
(iii)	Cash from Operations

Total Shareholder Return Amount	$ 129.13	145.06	118.21	167.4	134.5
Peer Group Total Shareholder Return Amount	213.2	159.56	124.87	151.36	120.75
Net Income (Loss)	$ 100,200,000	$ 259,500,000	$ 373,300,000	$ 283,800,000	$ 130,000,000
Company Selected Measure Amount | $ / shares	7.97	11.75	17.26	12.88	6.23
PEO Name	David W. Heinzmann	David W. Heinzmann	David W. Heinzmann	David W. Heinzmann	David W. Heinzmann
Equity Awards Adjustments, Footnote
(d)	The equity award adjustments incorporate the following additions (or subtractions, as applicable):
(i)
the respective year-end estimated fair value of any equity awards granted in the applicable year that are both outstanding and unvested as of each year; 2024: $2,547,919; 2023: $2,564,562; 2022: $1,870,840; 2021: $2,027,364; 2020: $2,996,776

(ii)
the amount of change in estimated fair value as of the end of each applicable year as compared to the prior fiscal year for all awards granted in prior years that remain outstanding and unvested as of each year; 2024: ($274,643); 2023: $382,942; 2022: ($780,780); 2021: $673,996; 2020: $443,446

(iii)
for all awards granted in prior years that vest in the applicable year, the amount equal to the change in fair value as of the vesting date compared to the estimated fair value from the prior fiscal year; 2024: ($284,480); 2023: $236,969; 2022: ($728,269); 2021: $234,677; 2020: ($357,162)

(e)	The option award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following:
(i)
the respective year-end estimated fair value of any equity awards granted in the applicable year that are both outstanding and unvested as of each year; 2024: $2,074,960; 2023: $2,656,968; 2022: $1,816,846; 2021: $1,856,699; 2020: $5,129,591

(ii)
the amount of change in estimated fair value as of the end of each applicable year as compared to the prior fiscal year for all awards granted in prior years that remain outstanding and unvested as of each year; 2024: ($1,065,770); 2023: $396,935; 2022: ($1,904,221); 2021: $2,124,028; 2020: $847,250

(iii)
for all awards granted in prior years that vest in the applicable year, the amount equal to the change in fair value as of the vesting date compared to the estimated fair value from the prior fiscal year; 2024: ($624,688); 2023: $430,055; 2022: ($2,031,971); 2021: $594,541; 2020: ($616,032)

(d)	The equity award adjustments for stock in each applicable year include the addition (or subtraction, as applicable) of the following:
(i)
the respective year-end estimated fair value of any equity awards granted in the applicable year that are both outstanding and unvested as of each year; 2024: $678,873; 2023: $661,349; 2022: $511,609; 2021: $771,458; 2020: $863,429

(ii)
the amount of change in estimated fair value as of the end of each applicable year as compared to the prior fiscal year for all awards granted in prior years that remain outstanding and unvested as of each year; 2024: ($71,744); 2023: $115,945; 2022: ($339,626); 2021: $235,855; 2020: $360,228

(iii)
for all awards granted in prior years that vest in the applicable year, the amount equal to the change in fair value as of the vesting date compared to the estimated fair value from the prior fiscal year; 2024: ($77,690); 2023: $97,092; 2022: ($201,056); 2021: $60,565; 2020: ($103,665)

(e)	The option award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following:
(i)
the respective year-end estimated fair value of any equity awards granted in the applicable year that are outstanding and unvested as of each year; 2024: $552,838; 2023: $685,173; 2022: $496,813; 2021: $572,479; 2020: $1,477,981

(ii)
the amount of change in estimated fair value as of the end of each applicable year as compared to the prior fiscal year for all awards granted in prior years that remain outstanding and unvested as of each year; 2024: ($289,131); 2023: $110,705; 2022: ($795,064); 2021: $731,620; 2020: $760,646

(iii)
for all awards granted in prior years that vest in the applicable year, the amount equal to the change in fair value as of the vesting date compared to the estimated fair value from the prior fiscal year; 2024: ($172,980); 2023: $330,476; 2022: ($535,814); 2021: $153,683; 2020: ($184,317)

Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term, Minimum	6 months
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term, Maximum	4 years 7 days
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted Earnings Per Share
Measure:: 2
Pay vs Performance Disclosure
Name	Corporate Sales
Measure:: 3
Pay vs Performance Disclosure
Name	Cash from Operations
PEO [Member]
Pay vs Performance Disclosure
Defined Contribution Plan, Employer Discretionary Contribution Amount			$ 121,157
Defined Contribution Plan, Employer Discretionary Contribution Amount, Previously Reported			38,882
PEO [Member] | Reported Value of Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (2,459,382)	$ (2,291,379)	(1,960,305)	$ (1,715,931)	$ (1,543,674)
PEO [Member] | Reported Value of Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,419,233)	(2,304,434)	(1,984,294)	(1,396,152)	(1,340,271)
PEO [Member] | Equity Stock Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,988,796	3,184,473	361,791	2,936,037	3,083,060
PEO [Member] | Equity Option Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	384,502	3,483,958	(2,119,346)	4,575,268	5,360,809
PEO [Member] | Equity Awards Granted in Applicable Year that are Both Outstanding and Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,547,919	2,564,562	1,870,840	2,027,364	2,996,776
PEO [Member] | Equity Award Change in Estimated Fair Value as Applicable Year as Compared to Prior Fiscal Year for Awards Granted in Prior Years Remain Outstanding and Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(274,643)	382,942	(780,780)	673,996	443,446
PEO [Member] | Equity Awards Granted in Prior Years that Vest in Applicable Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(284,480)	236,969	(728,269)	234,677	(357,162)
PEO [Member] | Option Awards Granted in Applicable Year that are Both Outstanding and Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,074,960	2,656,968	1,816,846	1,856,699	5,129,591
PEO [Member] | Option Award Change in Estimated Fair Value as Applicable Year as Compared to Prior Fiscal Year for Awards Granted in Prior Years Remain Outstanding and Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,065,770)	396,935	(1,904,221)	2,124,028	847,250
PEO [Member] | Option Awards Granted in Prior Years that Vest in Applicable Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(624,688)	430,055	(2,031,971)	594,541	(616,032)
Non-PEO NEO [Member] | Reported Value of Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(655,283)	(590,901)	(536,076)	(649,769)	(564,463)
Non-PEO NEO [Member] | Reported Value of Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(644,564)	(594,262)	(542,601)	(428,533)	(620,423)
Non-PEO NEO [Member] | Equity Stock Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	529,439	874,386	(29,073)	1,067,878	1,119,992
Non-PEO NEO [Member] | Equity Option Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	90,727	1,126,354	(834,065)	1,457,782	2,054,310
Non-PEO NEO [Member] | Equity Awards Granted in Applicable Year that are Both Outstanding and Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	678,873	661,349	511,609	771,458	863,429
Non-PEO NEO [Member] | Equity Award Change in Estimated Fair Value as Applicable Year as Compared to Prior Fiscal Year for Awards Granted in Prior Years Remain Outstanding and Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(71,744)	115,945	(339,626)	235,855	360,228
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years that Vest in Applicable Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(77,690)	97,092	(201,056)	60,565	(103,665)
Non-PEO NEO [Member] | Option Awards Granted in Applicable Year that are Both Outstanding and Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	552,838	685,173	496,813	572,479	1,477,981
Non-PEO NEO [Member] | Option Award Change in Estimated Fair Value as Applicable Year as Compared to Prior Fiscal Year for Awards Granted in Prior Years Remain Outstanding and Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(289,131)	110,705	(795,064)	731,620	760,646
Non-PEO NEO [Member] | Option Awards Granted in Prior Years that Vest in Applicable Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (172,980)	$ 330,476	(535,814)	$ 153,683	$ (184,317)
Non-PEO NEO [Member] | Meenal A. Sethna [Member]
Pay vs Performance Disclosure
Defined Contribution Plan, Employer Discretionary Contribution Amount			42,801
Defined Contribution Plan, Employer Discretionary Contribution Amount, Previously Reported			12,756
Non-PEO NEO [Member] | Ryan K. Stafford [Member]
Pay vs Performance Disclosure
Defined Contribution Plan, Employer Discretionary Contribution Amount			30,446
Defined Contribution Plan, Employer Discretionary Contribution Amount, Previously Reported			14,412
Non-PEO NEO [Member] | Deepak Nayar [Member]
Pay vs Performance Disclosure
Defined Contribution Plan, Employer Discretionary Contribution Amount			18,103
Defined Contribution Plan, Employer Discretionary Contribution Amount, Previously Reported			9,957
Non-PEO NEO [Member] | Maggie Chu [Member]
Pay vs Performance Disclosure
Defined Contribution Plan, Employer Discretionary Contribution Amount			11,150
Defined Contribution Plan, Employer Discretionary Contribution Amount, Previously Reported			$ 2,370